Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Adjusted OIBDA to income from continuing operations before provision (benefit) for income taxes on a consolidated basis
Adjusted OIBDA									$ 925,797	$ 894,581	$ 910,917
Less: Depreciation and Amortization									353,143	322,037	316,344
(Gain) Loss on Disposal/Write-down of Property, Plant and Equipment (Excluding Real Estate), Net									1,065	430	4,661
REIT Costs									22,312	82,867	34,446
Interest Expense, Net									260,717	254,174	242,599
Other Expense (Income), Net									65,187	75,202	16,062
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes and (Gain) Loss on Sale of Real Estate									223,373	159,871	296,805
Operations in different geographical areas
Total Revenues	777,978	782,697	786,892	770,126	768,207	755,314	754,396	746,706	3,117,693	3,024,623	3,003,955
Total Long-Lived Assets	5,652,623				5,719,398				5,652,623	5,719,398	5,334,247
United States
Operations in different geographical areas
Total Revenues									1,967,169	1,938,307	1,948,679
Total Long-Lived Assets	3,619,396				3,645,211				3,619,396	3,645,211	3,359,560
United Kingdom
Operations in different geographical areas
Total Revenues									280,020	275,343	290,044
Total Long-Lived Assets	474,748				520,255				474,748	520,255	529,336
Canada
Operations in different geographical areas
Total Revenues									231,979	240,716	248,583
Total Long-Lived Assets	409,278				413,821				409,278	413,821	445,699
Other International
Operations in different geographical areas
Total Revenues									638,525	570,257	516,649
Total Long-Lived Assets	$ 1,149,201				$ 1,140,111				$ 1,149,201	$ 1,140,111	$ 999,652